INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	Year ended December 31,
	2023	2024	2025
	S$’000	S$’000	S$’000

Income tax expense
Current year	681	-	994
(Over)/under-provision in prior years	(360)	300	(13)
Deferred tax expense	725	431	596
Income tax expense	1,046	731	1,577

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the year ended December 31, 2023, 2024 and 2025 are as follows:

	Year ended December 31,
	2023	2024	2025
	S$’000	S$’000	S$’000

Income before income taxes	8,126	2,615	7,163
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	1,381	445	1,218
(Over)/ Under provision in previous financial year	(360)	300	(13)
Tax effect of non-taxable income	(228)	(133)	-
Tax effect of non-deductible items	156	41	489
Tax effect on temporary differences	211	78	(22)
Statutory stepped income tax exemption	(114)	-	(95)

Income tax expense	1,046	731	1,577